Long-term Debt - Schedule of Long-Term Debt (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Long-term debt	$ 2,456,442,000	$ 1,733,109,000
Synovus Bank
Debt Instrument [Line Items]
Long-term debt	$ 1,739,387,000	686,159,000
5.625% Senior Bank Notes due February 15, 2028 | Senior Notes | Synovus Bank
Debt Instrument [Line Items]
Interest rate, stated percentage (as a percent)	5.625%
Debt, face amount	$ 500,000,000.0
Long-term debt, gross	$ 493,466,000	490,283,000
4.00% Subordinated Notes, Due October 29, 2030 | Synovus Bank
Debt Instrument [Line Items]
Interest rate, stated percentage (as a percent)	4.00%
Debt, face amount	$ 200,000,000.0
Interest rate period	5 years
Subordinated notes	$ 0	195,876,000
4.00% Subordinated Notes, Due October 29, 2030 | US Treasury Rate | Synovus Bank
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	3.625%
5.957% Subordinated Notes, Due January 15, 2036 | Synovus Bank
Debt Instrument [Line Items]
Interest rate, stated percentage (as a percent)	5.957%
Debt, face amount	$ 500,000,000.0
Interest rate period	5 years
Subordinated notes	$ 495,921,000	0
5.957% Subordinated Notes, Due January 15, 2036 | US Treasury Rate | Synovus Bank
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	2.30%
Federal Home Loan Bank Advance | Synovus Bank
Debt Instrument [Line Items]
Weighted average interest rate (as a percent)	3.88%
Other long-term debt	$ 750,000,000	0
Parent Company
Debt Instrument [Line Items]
Long-term debt	$ 717,055,000	1,046,950,000
Parent Company | 6.168% Senior Notes, Due November 01, 2030
Debt Instrument [Line Items]
Interest rate, stated percentage (as a percent)	6.168%
Debt, face amount	$ 500,000,000.0
Interest rate period	5 years
Subordinated notes	$ 503,615,000	490,415,000
Parent Company | 6.168% Senior Notes, Due November 01, 2030 | Secured Overnight Financing Rate (SOFR)
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	2.347%
Parent Company | 5.90% Subordinated Notes, due February 7, 2029
Debt Instrument [Line Items]
Interest rate, stated percentage (as a percent)	5.90%
Debt, face amount	$ 300,000,000.0
Interest rate period	5 years
Subordinated notes	$ 203,440,000	199,621,000
Parent Company | 5.90% Subordinated Notes, due February 7, 2029 | Five-Year Mid Swap Rate
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	3.379%
Parent Company | 5.200% Senior Notes due August 11, 2025 | Senior Notes
Debt Instrument [Line Items]
Interest rate, stated percentage (as a percent)	5.20%
Debt, face amount	$ 350,000,000.0
Long-term debt, gross	$ 0	$ 346,914,000
Parent Company | SOFR Plus Spread of 2.06% Debentures, due June 15, 2035
Debt Instrument [Line Items]
Interest rate, stated percentage (as a percent)	2.06%
Debt, face amount	$ 10,000,000.0
Interest rate at period end (as a percent)	5.78%	6.42%
Unsecured debt	$ 10,000,000	$ 10,000,000